CONSOLIDATED BALANCE SHEETS (Parenthetical) ¥ in Thousands, $ in Thousands	Mar. 31, 2021 CNY (¥) shares	Mar. 31, 2021 USD ($) $ / shares shares	Mar. 31, 2020 CNY (¥) shares	Mar. 31, 2020 $ / shares	Mar. 31, 2019 shares	Dec. 09, 2018 $ / shares shares	Mar. 31, 2018 shares	May 24, 2013 $ / shares
Accounts payable	¥ 19,938	$ 3,044	¥ 17,080
Salaries and welfare payable	4,349	664	6,032
Advances from customers	77	12	103
Taxes payable	1,558	238	6,342
Amounts due to related parties	6,234	951	12,018
Accruals and other current liabilities	¥ 333,127	$ 50,845	¥ 393,536
Ordinary shares, par value | $ / shares								$ 0.00001
Ordinary shares, authorized						50,000,000,000	3,263,949,065
Treasury stock par value | $ / shares		$ 0.00001		$ 0.00001
Treasury stock shares	216,972,050	216,972,050	10,456,075
VIEs and VIEs Subsidiaries
Accounts payable | ¥	¥ 721		¥ 852
Salaries and welfare payable | ¥	579		663
Advances from customers | ¥	77		74
Taxes payable | ¥	694		2,599
Amounts due to related parties | ¥	1,329		1,323
Accruals and other current liabilities | ¥	¥ 258,077		¥ 306,337
Class A Ordinary Shares
Ordinary shares, par value | $ / shares		$ 0.00001		0.00001		$ 0.00001
Ordinary shares, authorized	49,000,000,000	49,000,000,000	49,000,000,000			49,000,000,000
Ordinary shares, shares issued	2,432,015,450	2,432,015,450	2,418,910,250		2,371,289,450		335,534,850
Ordinary shares, shares outstanding	2,215,043,400	2,215,043,400	2,408,454,175		2,371,289,450		335,534,850
Class B Ordinary Shares
Ordinary shares, par value | $ / shares		$ 0.00001		$ 0.00001		$ 0.00001
Ordinary shares, authorized	500,000,000	500,000,000	500,000,000			500,000,000
Ordinary shares, shares issued	303,234,004	303,234,004	303,234,004		303,234,004
Ordinary shares, shares outstanding	303,234,004	303,234,004	303,234,004		303,234,004